Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	The Honest Company, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40378
Entity Tax Identification Number	90-0750205
Entity Address, Address Line One	12130 Millennium Drive
Entity Address, Address Line Two	#500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90094
City Area Code	888
Local Phone Number	862-8818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001530979
Amendment Flag	false